Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000072944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	6.45%	11.02%	8.23%
C000072947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	13.24%	12.62%	9.15%
Without Sales Load [Member] | C000072944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	12.94%	12.34%	8.87%
Without Sales Load [Member] | C000072945 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	12.09%	11.50%	8.22%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	16.24%	14.34%	14.33%
Equity Long Short Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Long/Short Blended Benchmark
Average Annual Return, Percent	12.77%	11.09%	10.79%
Lipper Alternative Long Short Equity Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Alternative Long/Short Equity Funds Classification Average
Average Annual Return, Percent	9.30%	8.89%	6.21%